Investment Securities, Contractual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 44,480	$ 42,244
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.13%	2.10%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 32,090	$ 8,833
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	3.57%	3.96%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 3,627	$ 4,214
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	1.74%	1.72%
Held-to-maturity Securities, Amortized Cost	$ 80,197	$ 55,483
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.69%	2.37%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 265,721	$ 253,766
Weighted average yield contractual maturities, Total, available-for-sale	3.55%	3.60%
Due within 1 year, Contractual maturities, available-for-sale	$ 4,218	$ 4,647
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.84%	2.03%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 48,542	$ 39,775
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.98%	2.20%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 28,330	$ 22,310
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.98%	3.12%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 184,631	$ 187,034
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.07%	3.99%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 80,567	$ 56,359
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	193
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	3,651	4,239
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	44,969	42,915
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	31,947	9,012
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 192
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	1.61%
Securities of U.S. Treasury and federal agencies [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 43,384	$ 40,886
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.13%	2.12%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 1,276	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	1.75%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 44,660	$ 40,886
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.12%	2.12%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 36,250	$ 25,804
Weighted average yield contractual maturities, Total, available-for-sale	1.49%	1.49%
Due within 1 year, Contractual maturities, available-for-sale	$ 216	$ 181
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.77%	1.47%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 31,602	$ 22,348
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.44%	1.44%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 4,432	$ 3,275
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.86%	1.83%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, available-for-sale	0.00%	0.00%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 45,167	$ 41,548
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	1,298	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	43,869	41,548
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
U.S. states and political subdivisions [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 104	$ 9
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	7.49%	6.60%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 2,081	$ 1,953
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	5.89%	5.59%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 2,185	$ 1,962
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	5.97%	5.60%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 49,990	$ 44,944
Weighted average yield contractual maturities, Total, available-for-sale	5.82%	5.66%
Due within 1 year, Contractual maturities, available-for-sale	$ 1,969	$ 3,568
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.09%	1.71%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 7,709	$ 7,050
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.02%	2.19%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 3,010	$ 3,235
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.25%	5.13%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 37,302	$ 31,091
Percentage of weighted average yield, Due after 10 years, available-for-sale	6.85%	6.96%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 2,250	$ 1,989
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	105	9
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	2,145	1,980
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Total mortgage-backed securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 127,192	$ 136,352
Weighted average yield contractual maturities, Total, available-for-sale	3.54%	3.59%
Due within 1 year, Contractual maturities, available-for-sale	$ 3	$ 1
Percentage of weighted average yield, Due within 1 year, available-for-sale	6.55%	0.28%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 468	$ 347
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.99%	2.88%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,769	$ 1,099
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.88%	3.54%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 124,952	$ 134,905
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.55%	3.59%
Federal agencies [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 28,604	$ 5,476
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	3.47%	3.89%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 28,604	$ 5,476
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	3.47%	3.89%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 104,546	$ 110,089
Weighted average yield contractual maturities, Total, available-for-sale	3.29%	3.27%
Due within 1 year, Contractual maturities, available-for-sale	$ 3	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	6.55%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 373	$ 276
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.58%	2.86%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,735	$ 1,011
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.84%	3.38%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 102,435	$ 108,802
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.29%	3.27%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 28,421	$ 5,641
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	28,421	5,641
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Residential [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 8,558	$ 9,269
Weighted average yield contractual maturities, Total, available-for-sale	4.17%	4.50%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 34	$ 9
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.11%	4.81%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 34	$ 83
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	6.03%	5.63%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 8,490	$ 9,177
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.16%	4.49%
Commercial [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 14,088	$ 16,994
Weighted average yield contractual maturities, Total, available-for-sale	5.06%	5.16%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 1
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.28%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 61	$ 62
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.79%	2.71%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 0	$ 5
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	0.00%	1.30%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 14,027	$ 16,926
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.07%	5.17%
Corporate debt securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 15,411	$ 14,786
Weighted average yield contractual maturities, Total, available-for-sale	4.57%	4.90%
Due within 1 year, Contractual maturities, available-for-sale	$ 1,960	$ 600
Percentage of weighted average yield, Due within 1 year, available-for-sale	3.84%	4.32%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 6,731	$ 7,634
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.47%	4.54%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 5,459	$ 5,209
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.76%	5.30%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 1,261	$ 1,343
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.47%	5.70%
Collateralized loan and other debt obligations [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 1,405	$ 1,404
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	2.03%	1.96%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 1,405	$ 1,404
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.03%	1.96%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 30,967	$ 25,361
Weighted average yield contractual maturities, Total, available-for-sale	2.08%	1.83%
Due within 1 year, Contractual maturities, available-for-sale	$ 2	$ 23
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.33%	1.95%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 804	$ 944
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.90%	0.71%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 12,707	$ 8,472
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.01%	1.67%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 17,454	$ 15,922
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.19%	1.99%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 1,381	$ 1,391
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	1,381	1,391
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Other [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 992	$ 1,349
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	1.53%	1.41%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 2,351	$ 4,214
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	1.74%	1.72%
Held-to-maturity Securities, Amortized Cost	$ 3,343	$ 5,755
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	1.68%	1.64%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 5,911	$ 6,519
Weighted average yield contractual maturities, Total, available-for-sale	2.05%	1.79%
Due within 1 year, Contractual maturities, available-for-sale	$ 68	$ 274
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.47%	1.55%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 1,228	$ 1,452
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.57%	2.56%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 953	$ 1,020
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.94%	1.32%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 3,662	$ 3,773
Percentage of weighted average yield, Due after 10 years, available-for-sale	1.89%	1.64%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 3,348	$ 5,790
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	193
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	2,353	4,239
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	995	1,358
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 192
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	1.61%